Other Expense, Net	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Other Expense, Net
2.    OTHER EXPENSE, NET
Other expense, net consists of significant items such as: impairment charges; restructuring costs generally related to significant plant closures or consolidations; net (gains) losses on investments; gains or losses on disposal of facilities or businesses; and other items not reflective of on-going
operating profit or loss. Other expense, net consists of:

	2021	2020
Restructuring and impairments [a]	$101	$269
Net losses (gains) on investments [b]	2	(32)
Merger agreement termination fee [c]	(100)	—
Gain on business combinations [d]	(40)	—
Loss on sale of business [e]	75	—
Impairment of equity-accounted investments [f]	—	347

Other expense, net	$38	$584

[a]	Restructuring and impairments
For the year ended December 31, 2021, the company recorded restructuring and impairment charges of $67 million [$52 million after tax] for its Power & Vision segment, $18 million [$17 million after tax] for its Seating Systems segment and
$16 million [$14 million after tax] for its Body Exteriors & Structures segment
.
During 2020, the Company recorded restructuring and impairment charges of $123 million [$118 million after tax] for its Body Exteriors & Structures segment, $115 million [$90 million after tax] for its Power & Vision segment and $31 million [$29 million after tax] for its Seating Systems segment. Of the total charges, $168 million was related to restructuring plans implemented by the Company to right-size
its business in response to the impact that
COVID-19
was expected to have on vehicle production volumes over the short to medium term. These restructuring plans included plant closures and workforce reductions which were substantially completed by December 31, 2021.

[b]	Net losses (gains) on investments
For the year ended December 31, 2021, the Company recorded unrealized losses of $6 million [$12 million after tax] on the revaluation of public and private equity investments and unrealized gains of $4 million [$3 million after tax] related to the revaluation of public company warrants
[note 7].
During 2020, the Company recorded unrealized gains of $34 million [$29 million after tax] on the revaluation of its private equity investments and a non-cash
impairment charge of $2 million [$2 million after tax] related to a private equity investment, which was included in the Corporate segment.

[c]	Merger agreement termination fee
In the fourth quarter of 2021, Veoneer, Inc. [“Veoneer”] terminated its merger agreement with the Company. In connection with the termination of the merger agreement, Veoneer paid Magna a termination fee which, net of the Company’s associated transaction costs, amounted to
$100 million [ $75 million after tax].

[d]	Gain on business combinations
During 2021, the Company acquired a 65% equity interest and a controlling financial interest in Chongqing Hongli Zhixin Scientific Technology Development Group
LLC (“Hongli”).
The acquisition included an additional 15% equity interest in two entities that were previously equity accounted for by the Company. On the change in basis of accounting, the Company recognized a $22 million gain [$22 million after tax]
[note 5]
.
The Company also recorded a gain of $18 million [$18 million after tax] in connection with the distribution of substantially all of the assets of the Company’s European joint venture, Getrag Ford Transmission GmbH
[note 5].

[e]	Loss on sale of business
During 2021, the Company sold three Body Exteriors & Structures operations in Germany. Under the terms of the arrangement, the Company provided the buyer with $41 million of funding, resulting in a loss on disposal of $75 million [$75 million after tax].

[f]	Impairment of equity-accounted investments
The following table summarizes the impairment charges and loss on sale recorded for certain investments in our Power & Vision segment in 2020:

2020
Impairment of Getrag (Jiangxi) Transmission Co., Ltd. [“GJT”] (i)	$337
Loss on sale and impairment of Dongfeng Getrag Transmission Co. Ltd. [“DGT”] (ii)	10

Total impairments and loss on sale of equity-accounted investments	347
Tax effect on Other Expense, net	(53)
Loss attributable to non-controlling interests	(75)

Non-cash impairment charge included in Net income attributable to Magna International Inc.	$219

(i)
An impairment for GJT was recorded based on pricing pressure in the China market as well as additional declines in volume and sales projections for the foreseeable future. In the fourth quarter of 2020, the governing documents related to GJT were revised, providing the Company with a controlling financial interest. As a result, the Company began consolidating GJT on December 29, 2020, the effective date of the amendments
[note 5].

(ii)	During 2020, we recorded a $10 million [$10 million after tax] loss on the sale of our 50% interest in DGT.